GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

8. GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Intangible assets developed or acquired during the year ended March 31, 2011 totaled ¥ 660 million ($ 7,952 thousand), which are subject to amortization and primarily consist of Software. The weighted average amortization period for Intellectual property rights, Software, Other, and Total is approximately 8 years, 8 years 19 years, and 11 years, respectively.

The components of intangible assets subject to amortization at March 31, 2010 and 2011 were as follows:

	Yen in millions				U.S. Dollars in thousands
	2010		2011		2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intellectual property right	¥2,866	¥157	¥2,879	¥368	$34,687	$4,434
Software	2,841	1,826	3,040	2,044	36,626	24,627
Other	1,224	383	1,403	412	16,904	4,963

Total	¥6,931	¥2,366	¥7,322	¥2,824	$88,217	$34,024

Aggregate amortization expense for the years ended March 31, 2009, 2010 and 2011 was ¥ 443 million, ¥ 552 million and ¥ 647 million ($ 7,795 thousand), respectively. Estimated amortization expense for intangible assets currently held for the next five years ending March 31 is ¥ 629 million in 2012, ¥ 585 million in 2013, ¥ 514 million in 2014, ¥ 326 million in 2015, and ¥ 306 million in 2016.

Intangible assets not subject to amortization at March 31, 2010 and 2011 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Gross carrying amount	¥99	¥97	$1,168

The changes in the carrying amount of goodwill at March 31, 2010 and 2011 were as follows:

	Yen in millions		U.S. Dollars in thousands
	2010	2011	2011
Beginning balance	¥1,987	¥721	$8,687
Impairment	(1,251)	-	-
Other	(15)	-	-

Ending balance	¥721	¥721	$8,687

Makita recognized a goodwill impairment loss for the year ended March 31, 2010 of ¥ 1,251 million, which was included in the results of the Japan operating segment. Management determined that no impairment of goodwill occurred at the Makita’s Japan operating segment as a result of the March 11, 2011 earthquake and resulting tsunami in Japan.

This impairment loss was included in selling, general, administrative and others, net in the consolidated statements of income. The management estimated the fair value of the reporting unit based on weighted average value estimated by the income approach method and by the market approach method.